Fair Value of Financial Assets and Liabilities - Additional Information (Detail)			1 Months Ended					12 Months Ended
	May 17, 2021 USD ($)	Oct. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	May 31, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants exercise price per share | $ / shares			$ 2.30769					$ 2.30769
Derivative liability									$ 25,155,000
Loss from change in fair value of derivative liability								$ 4,899,000	$ 7,117,000	$ (2,782,000)
Development Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Development funding received upon execution		$ 35,000,000.0
Development Agreement | Orphan Approval
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Initial Success Payments made upon approval		2,000,000
Additional Success Payments		$ 158,000,000
Development Agreement | MVIL
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants exercise price per share | $ / shares		$ 0.13
Milestone payment received					$ 11,000,000.0	$ 8,000,000.0	$ 10,000,000.0
Development funding received upon execution		$ 20,000,000.0
Additional development funding	$ 30,000,000.0
Development funding received						$ 8,000,000.0
Additional development funding received			$ 11,000,000.0	$ 5,000,000.0	6,000,000.0
Percentage of exercise price of warrant based on implied price of ordinary share		115.00%
Percentage of ordinary shares issuable based on funding received		30.00%
Actual funding received from investors lower or greater than amount		$ 70,000,000.0
Percentage of each applicable success payment be due upon approval by FDA		66.00%
Percentage of each applicable success payment be due upon approval by EMA		34.00%
Dividend commitment percentage		30.00%
Term of agreement		3 years
Warrant issued exercisable term			3 years					3 years
Development Agreement | MVIL | Fair Value, Inputs, Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Implied cost of borrowing percentage		18.70%						18.28%	16.60%
Loss from change in fair value of derivative liability								$ 4,900,000
Development derivative liabilities remeasured fair value			$ 71,000,000.0					$ 71,000,000.0
Development Agreement | MVIL | Tranche 2 Milestone Event
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Development funding received upon execution		$ 10,000,000.0
Development Agreement | MVIL | Tranche 3 Milestone Event
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Milestone payment received					5,000,000.0
Additional milestone payment to be received		$ 5,000,000.0
Development Agreement | MVIL | October 1 Milestone Payment
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Milestone payment received				$ 5,000,000.0	$ 6,000,000.0
Development Agreement | MVIL | December 1 Milestone Payment
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Milestone payment received			$ 11,000,000.0
Development Agreement | MVIL | Ordinary Shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant issued to purchase of ordinary shares | shares						18,461,538	18,750,000
Warrants exercise price per share | $ / shares						$ 0.13	$ 0.16
Development Agreement | MVIL | Ordinary Shares | Tranche 3 Milestone Event
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant issued to purchase of ordinary shares | shares					10,714,286
Warrants exercise price per share | $ / shares					$ 0.14
Development Agreement | MVIL | Ordinary Shares | October 1 Milestone Payment
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant issued to purchase of ordinary shares | shares				13,636,364	12,857,143
Warrants exercise price per share | $ / shares				$ 0.11	$ 0.14
Development Agreement | MVIL | Ordinary Shares | December 1 Milestone Payment
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant issued to purchase of ordinary shares | shares			41,250,000					41,250,000
Warrants exercise price per share | $ / shares			$ 0.08					$ 0.08
Measurement Input, Risk Free Interest Rate | Development Agreement | Common Approval
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield		27
Measurement Input, Expected Term | Development Agreement | Common Approval
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term		7 years
Initial Warrant | Development Agreement | MVIL
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant issued to purchase of ordinary shares | shares		46,153,846
Development funding received upon execution		$ 20,000,000.0
Remaining amount of warrant for equity classification								$ 1,900,000
Initial Warrant | Development Agreement | MVIL | Fair Value, Inputs, Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability		$ 18,100,000
Future Warrants | Measurement Input, Price Volatility | Development Agreement | MVIL
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield									80.76
Future Warrants | Measurement Input, Price Volatility | Development Agreement | MVIL | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield			67.61					67.61	80.36
Future Warrants | Measurement Input, Price Volatility | Development Agreement | MVIL | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield			78.25					78.25	80.76
Future Warrants | Measurement Input, Risk Free Interest Rate | Development Agreement | MVIL
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield									0.19
Future Warrants | Measurement Input, Risk Free Interest Rate | Development Agreement | MVIL | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield			0.3					0.3	0.17
Future Warrants | Measurement Input, Risk Free Interest Rate | Development Agreement | MVIL | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield			0.97					0.97	0.19
Future Warrants | Measurement Input, Expected Term | Development Agreement | MVIL
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term								3 years	3 years
Future Warrants | Measurement Input, Share Price | Development Agreement | MVIL
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield									0.11
Future Warrants | Measurement Input, Share Price | Development Agreement | MVIL | Monte Carlo Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield									0.11
Future Warrants | Measurement Input, Share Price | Development Agreement | MVIL | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield			0.08					0.08
Future Warrants | Measurement Input, Share Price | Development Agreement | MVIL | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield			0.16					0.16
Future Warrants | Measurement Input, Discount Rate | Development Agreement | MVIL
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield									10.5
Future Warrants | Measurement Input, Discount Rate | Development Agreement | MVIL | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield			9.6					9.6	9.6
Future Warrants | Measurement Input, Discount Rate | Development Agreement | MVIL | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield			15.5					15.5	10.5